Organization and principal activities - Narratives (Details)							12 Months Ended
	Aug. 13, 2025 CNY (¥)	Aug. 13, 2025 HKD ($)	Jan. 26, 2025 CNY (¥)	Jan. 09, 2025 CNY (¥)	Dec. 24, 2024 CNY (¥)	Jun. 30, 2023 shares	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024	Jun. 07, 2023	May 26, 2023 CNY (¥)	Nov. 30, 2022 CNY (¥)
Organization and principal activities
Consideration for acquisition							¥ 32,009,032	$ 4,575,268
Kunyuan
Organization and principal activities
Equity interest acquired				75.00%
Consideration for acquisition				¥ 9,000,000			9,000,000
Jiazhi
Organization and principal activities
Equity interest acquired			100.00%
Consideration for acquisition			¥ 23,000,000				23,000,000
HK Yifu International Limited
Organization and principal activities
Equity interest acquired	100.00%	100.00%
Consideration for acquisition	¥ 9,032	$ 10,000					¥ 9,032
WISMASS BVI
Organization and principal activities
Percentage of interest held						18.1488%
Meirusi | Kunyuan
Organization and principal activities
Consideration for acquisition					¥ 9,000,000
Meirusi | Kunyuan
Organization and principal activities
Equity interest acquired					75.00%
Consideration for acquisition					¥ 9,000,000
Meirusi | Jiazhi
Organization and principal activities
Equity interest acquired					100.00%
Consideration for acquisition					¥ 23,000,000
Jiade Zhigao
Organization and principal activities
Percentage of ownership held							99.98%	99.98%	99.96%
Jiade Zhigao | WISMASS HK
Organization and principal activities
Percentage of interest held											18.00%
Jiade Zhigao | Mr. Yuan Li
Organization and principal activities
Percentage of ownership held												51.33%
Jiade Zhigao | Mr. Yuan Li | WISMASS HK
Organization and principal activities
Percentage of interest held											9.8901%	9.00%
Total consideration on percentage of equity interest acquired											¥ 751,648	¥ 180,000
Shenzhen Kebiao
Organization and principal activities
Percentage of ownership held							99.98%	99.98%	99.95%
Shenzhen Kebiao | Mr. Yuan Li, Ms. Zhirong Zhou, Sichuan Zhongtaizhigao Information Technology Consulting Partnership, and Sichuan Jiaduozhigao Information Technology Consulting Partnership
Organization and principal activities
Percentage of ownership held by NCI										1.00%
WISMASS HK
Organization and principal activities
Percentage of ownership held							100.00%	100.00%	100.00%
WISMASS HK | WISMASS BVI
Organization and principal activities
Percentage of ownership held						100.00%
Kunyuan
Organization and principal activities
Percentage of ownership held				75.00%			74.98%	74.98%
Kunyuan | Meirusi
Organization and principal activities
Percentage of ownership held					75.00%
Jiazhi
Organization and principal activities
Percentage of ownership held			100.00%				99.98%	99.98%
Jiazhi | Meirusi
Organization and principal activities
Percentage of ownership held					100.00%
HK Yifu International Limited
Organization and principal activities
Percentage of ownership held	100.00%	100.00%					100.00%	100.00%
HK Yifu International Limited | Guoqiang Wu
Organization and principal activities
Percentage of ownership held	100.00%	100.00%
Shenzhen Kebiao | Jiade Zhigao | Mr. Yuan Li, Ms. Zhirong Zhou, Sichuan Zhongtaizhigao Information Technology Consulting Partnership, and Sichuan Jiaduozhigao Information Technology Consulting Partnership
Organization and principal activities
Percentage of ownership held										82.00%
Percentage of equity interest given in exchange										1.00%
Jiadezhigao HK | Shenzhen Kebiao
Organization and principal activities
Percentage of ownership held										99.00%
WISMASS HK
Organization and principal activities
Number of shares issued in transaction | shares						4,035,471